Supplement to the Statement of Additional Information, dated January 1, 2002, for the following fund:

Deutsche Investors Funds, Inc.
Japanese Equity Fund (formerly Flag Investors Japanese Equity Fund) (Class A, Class B and Class C Shares)



Effective December 1, 2002, Top 50 US Fund will no longer be offered through this Statement of Additional Information.





December 1, 2002